Finance income/(costs) (Tables)	9 Months Ended
Sep. 30, 2023
Finance Costs Disclosure [Abstract]
Schedule of Finance cost

	For the three months ended September 30,		For the nine months ended September 30,
(in €‘000)	2023	2022	2023	2022
Interest expenses on shareholder loans	—	—	—	(1,755)
Interest expenses on old facility	—	(3,392)	—	(8,048)
Loss on modification of old facility	—	(1,730)	—	(1,730)
Interest expenses on renewed facility	(6,471)	—	(17,284)	—
Finance costs on borrowings	(6,471)	(5,122)	(17,284)	(11,533)
Interest expenses on lease liabilities	(1,017)	(689)	(2,473)	(1,155)
Fair value gains/(losses) on derivatives	(122)	2,847	(529)	4,907
Fair value gains/(losses) on public warrant liabilities	(1,762)	343	(4,175)	14,889
Fair value gains/(losses) on private placement warrant liabilities	—	—	—	7,139
Exchange differences – net	(535)	(1,817)	(195)	(3,512)
Finance income/(costs)	(9,907)	(4,438)	(24,656)	10,735